Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Derivatives designated as hedging instruments - Foreign exchange contracts - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2022	$ (152,143)	$ 110,348
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	$ (57,201)	$ (32,949)